Note 9 - Property and Equipment, Net (Details Textual)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2014	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2009 USD ($)
Depreciation, Total			$ 1,023,000	$ 993,000	$ 1,016,000
Real Estate Investment Property, at Cost, Total						$ 8,918,000
Building [Member]
Number of Property, Plant and Equipment Units Sold to Others	2	5
Gains (Losses) on Sales of Investment Real Estate			$ 500,000